Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015
C000202270
Account Value [Line Items]
Account Value	$ 15,901	$ 15,775	$ 15,669	$ 15,414	$ 15,406	$ 15,476	$ 15,474	$ 15,370	$ 15,306	$ 15,196	$ 15,067	$ 14,982	$ 14,878	$ 14,775	$ 14,736	$ 14,620	$ 14,548	$ 14,412	$ 14,281	$ 14,205	$ 13,967	$ 13,764	$ 13,790	$ 13,705	$ 13,576	$ 13,423	$ 13,127	$ 13,150	$ 13,020	$ 12,982	$ 12,941	$ 12,618	$ 12,566	$ 12,399	$ 12,224	$ 12,492	$ 12,343	$ 12,016	$ 12,322	$ 12,602	$ 12,640	$ 12,627	$ 12,696	$ 12,676	$ 12,590	$ 12,635	$ 12,600	$ 12,538	$ 12,478	$ 12,505	$ 12,457	$ 12,395	$ 12,336	$ 12,336	$ 12,280	$ 12,182	$ 12,035	$ 11,764	$ 11,774	$ 11,702	$ 11,571	$ 11,352	$ 11,292	$ 10,940	$ 10,490	$ 11,707	$ 11,903	$ 11,871	$ 11,710	$ 11,633	$ 11,670	$ 11,601	$ 11,612	$ 11,516	$ 11,468	$ 11,522	$ 11,336	$ 11,365	$ 11,184	$ 10,906	$ 11,203	$ 11,303	$ 11,314	$ 11,249	$ 11,205	$ 11,128	$ 11,131	$ 11,119	$ 11,078	$ 11,059	$ 11,066	$ 10,960	$ 10,920	$ 10,926	$ 10,866	$ 10,820	$ 10,836	$ 10,746	$ 10,753	$ 10,717	$ 10,671	$ 10,665	$ 10,623	$ 10,575	$ 10,457	$ 10,421	$ 10,372	$ 10,304	$ 10,246	$ 10,108	$ 10,132	$ 10,063	$ 9,908	$ 9,704	$ 9,761	$ 9,795	$ 9,849	$ 9,915	$ 9,902	$ 9,957	$ 10,000
C000202268
Account Value [Line Items]
Account Value	15,088	14,972	14,860	14,636	14,617	14,702	14,703	14,607	14,549	14,433	14,328	14,235	14,154	14,059	14,025	13,917	13,851	13,725	13,602	13,519	13,295	13,118	13,131	13,067	12,947	12,803	12,510	12,548	12,426	12,392	12,355	12,050	12,002	11,833	11,680	11,938	11,798	11,476	11,783	12,053	12,093	12,082	12,151	12,134	12,054	12,087	12,068	11,999	11,956	11,972	11,940	11,871	11,828	11,831	11,767	11,687	11,549	11,292	11,292	11,237	11,113	10,905	10,838	10,514	10,084	11,256	11,447	11,419	11,267	11,196	11,234	11,170	11,184	11,082	11,050	11,093	10,927	10,958	10,786	10,521	10,810	10,909	10,922	10,862	10,822	10,750	10,756	10,748	10,710	10,694	10,693	10,604	10,568	10,576	10,511	10,479	10,497	10,413	10,422	10,380	10,348	10,345	10,307	10,253	10,151	10,118	10,074	10,010	9,946	9,824	9,850	9,776	9,638	9,443	9,500	9,527	9,592	9,659	9,649	9,705	9,750
C000202269
Account Value [Line Items]
Account Value	14,585	14,473	14,364	14,148	14,129	14,211	14,213	14,120	14,064	13,952	13,850	13,760	13,682	13,590	13,557	13,453	13,389	13,267	13,148	13,068	12,852	12,680	12,693	12,631	12,515	12,384	12,108	12,153	12,042	12,017	11,989	11,699	11,661	11,516	11,363	11,622	11,493	11,186	11,492	11,764	11,809	11,807	11,881	11,872	11,802	11,841	11,830	11,782	11,735	11,759	11,735	11,675	11,640	11,651	11,606	11,523	11,394	11,148	11,155	11,109	10,994	10,795	10,735	10,409	10,000	11,170	11,367	11,346	11,202	11,138	11,183	11,127	11,136	11,053	11,016	11,077	10,918	10,956	10,790	10,531	10,827	10,933	10,953	10,899	10,866	10,790	10,802	10,811	10,780	10,770	10,775	10,681	10,662	10,676	10,617	10,581	10,616	10,537	10,553	10,517	10,480	10,494	10,450	10,413	10,315	10,288	10,249	10,180	10,131	10,003	10,045	9,976	9,840	9,646	9,700	9,743	9,816	9,890	9,885	9,939	10,000
C000202272
Account Value [Line Items]
Account Value	15,961	15,834	15,710	15,469	15,444	15,513	15,526	15,420	15,339	15,228	15,113	15,011	14,922	14,818	14,762	14,660	14,586	14,450	14,302	14,225	13,986	13,796	13,806	13,735	13,605	13,436	13,139	13,175	13,044	13,004	12,949	12,639	12,586	12,405	12,242	12,509	12,345	12,018	12,335	12,615	12,640	12,638	12,707	12,686	12,599	12,629	12,606	12,531	12,482	12,496	12,447	12,384	12,324	12,336	12,266	12,167	12,032	11,761	11,758	11,698	11,566	11,347	11,274	10,922	10,484	11,700	11,883	11,863	11,702	11,625	11,660	11,592	11,591	11,494	11,446	11,499	11,324	11,353	11,171	10,893	11,178	11,288	11,299	11,234	11,189	11,101	11,104	11,102	11,061	11,041	11,037	10,932	10,903	10,908	10,838	10,792	10,818	10,728	10,735	10,689	10,642	10,646	10,593	10,545	10,437	10,400	10,352	10,273	10,214	10,076	10,100	10,031	9,876	9,685	9,744	9,771	9,838	9,906	9,896	9,954	10,000
Bloomberg U.S. Universal Index
Account Value [Line Items]
Account Value	12,236	12,253	12,065	12,127	12,084	12,087	11,842	11,771	11,952	11,827	12,102	11,938	11,765	11,504	11,400	11,214	11,482	11,370	11,508	11,536	11,114	10,636	10,798	11,062	11,129	11,118	11,135	11,252	11,183	10,927	11,202	10,865	10,902	10,510	10,627	11,105	11,402	11,122	11,349	11,287	11,724	12,047	12,214	12,488	12,496	12,481	12,491	12,599	12,607	12,482	12,392	12,345	12,242	12,386	12,548	12,627	12,584	12,421	12,466	12,489	12,561	12,344	12,242	12,129	11,891	12,127	11,948	11,738	11,720	11,723	11,685	11,736	11,476	11,442	11,282	11,112	11,097	10,900	10,888	10,740	10,574	10,527	10,616	10,662	10,609	10,587	10,603	10,545	10,616	10,563	10,664	10,767	10,720	10,736	10,723	10,761	10,669	10,616	10,625	10,544	10,457	10,461	10,381	10,344	10,314	10,551	10,621	10,619	10,607	10,521	10,339	10,330	10,261	10,136	10,065	9,955	10,005	10,042	10,010	9,971	10,000
Bloomberg U.S. Universal Index
Account Value [Line Items]
Account Value	12,236	12,253	12,065	12,127	12,084	12,087	11,842	11,771	11,952	11,827	12,102	11,938	11,765	11,504	11,400	11,214	11,482	11,370	11,508	11,536	11,114	10,636	10,798	11,062	11,129	11,118	11,135	11,252	11,183	10,927	11,202	10,865	10,902	10,510	10,627	11,105	11,402	11,122	11,349	11,287	11,724	12,047	12,214	12,488	12,496	12,481	12,491	12,599	12,607	12,482	12,392	12,345	12,242	12,386	12,548	12,627	12,584	12,421	12,466	12,489	12,561	12,344	12,242	12,129	11,891	12,127	11,948	11,738	11,720	11,723	11,685	11,736	11,476	11,442	11,282	11,112	11,097	10,900	10,888	10,740	10,574	10,527	10,616	10,662	10,609	10,587	10,603	10,545	10,616	10,563	10,664	10,767	10,720	10,736	10,723	10,761	10,669	10,616	10,625	10,544	10,457	10,461	10,381	10,344	10,314	10,551	10,621	10,619	10,607	10,521	10,339	10,330	10,261	10,136	10,065	9,955	10,005	10,042	10,010	9,971	10,000
Bloomberg U.S. Universal Index
Account Value [Line Items]
Account Value	12,236	12,253	12,065	12,127	12,084	12,087	11,842	11,771	11,952	11,827	12,102	11,938	11,765	11,504	11,400	11,214	11,482	11,370	11,508	11,536	11,114	10,636	10,798	11,062	11,129	11,118	11,135	11,252	11,183	10,927	11,202	10,865	10,902	10,510	10,627	11,105	11,402	11,122	11,349	11,287	11,724	12,047	12,214	12,488	12,496	12,481	12,491	12,599	12,607	12,482	12,392	12,345	12,242	12,386	12,548	12,627	12,584	12,421	12,466	12,489	12,561	12,344	12,242	12,129	11,891	12,127	11,948	11,738	11,720	11,723	11,685	11,736	11,476	11,442	11,282	11,112	11,097	10,900	10,888	10,740	10,574	10,527	10,616	10,662	10,609	10,587	10,603	10,545	10,616	10,563	10,664	10,767	10,720	10,736	10,723	10,761	10,669	10,616	10,625	10,544	10,457	10,461	10,381	10,344	10,314	10,551	10,621	10,619	10,607	10,521	10,339	10,330	10,261	10,136	10,065	9,955	10,005	10,042	10,010	9,971	10,000
Bloomberg U.S. Universal Index
Account Value [Line Items]
Account Value	$ 12,236	12,253	12,065	12,127	12,084	12,087	11,842	11,771	11,952	11,827	12,102	11,938	11,765	11,504	11,400	11,214	11,482	11,370	11,508	11,536	11,114	10,636	10,798	11,062	11,129	11,118	11,135	11,252	11,183	10,927	11,202	10,865	10,902	10,510	10,627	11,105	11,402	11,122	11,349	11,287	11,724	12,047	12,214	12,488	12,496	12,481	12,491	12,599	12,607	12,482	12,392	12,345	12,242	12,386	12,548	12,627	12,584	12,421	12,466	12,489	12,561	12,344	12,242	12,129	11,891	12,127	11,948	11,738	11,720	11,723	11,685	11,736	11,476	11,442	11,282	11,112	11,097	10,900	10,888	10,740	10,574	10,527	10,616	10,662	10,609	10,587	10,603	10,545	10,616	10,563	10,664	10,767	10,720	10,736	10,723	10,761	10,669	10,616	10,625	10,544	10,457	10,461	10,381	10,344	10,314	10,551	10,621	10,619	10,607	10,521	10,339	10,330	10,261	10,136	10,065	9,955	10,005	10,042	10,010	9,971	10,000
Morningstar LSTA Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA Leveraged Loan Index
Account Value	$ 16,664	16,519	16,387	16,137	16,145	16,196	16,179	16,068	15,978	15,847	15,711	15,600	15,502	15,397	15,343	15,200	15,109	14,982	14,847	14,747	14,508	14,333	14,336	14,199	14,035	13,857	13,550	13,575	13,434	13,438	13,361	13,014	12,960	12,807	12,681	12,977	12,784	12,517	12,794	13,130	13,101	13,095	13,163	13,115	13,032	13,052	13,018	12,935	12,873	12,875	12,828	12,754	12,688	12,689	12,615	12,466	12,301	12,033	12,008	11,933	11,757	11,532	11,402	10,985	10,512	11,995	12,156	12,089	11,899	11,829	11,883	11,828	11,860	11,766	11,737	11,763	11,572	11,592	11,410	11,127	11,418	11,522	11,525	11,446	11,401	11,317	11,304	11,285	11,239	11,207	11,185	11,078	11,034	11,022	10,956	10,913	10,918	10,844	10,848	10,809	10,762	10,753	10,699	10,640	10,518	10,491	10,405	10,316	10,239	10,094	10,092	10,003	9,808	9,545	9,596	9,659	9,761	9,848	9,866	9,930	10,000
Morningstar LSTA Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA Leveraged Loan Index
Account Value	$ 16,664	16,519	16,387	16,137	16,145	16,196	16,179	16,068	15,978	15,847	15,711	15,600	15,502	15,397	15,343	15,200	15,109	14,982	14,847	14,747	14,508	14,333	14,336	14,199	14,035	13,857	13,550	13,575	13,434	13,438	13,361	13,014	12,960	12,807	12,681	12,977	12,784	12,517	12,794	13,130	13,101	13,095	13,163	13,115	13,032	13,052	13,018	12,935	12,873	12,875	12,828	12,754	12,688	12,689	12,615	12,466	12,301	12,033	12,008	11,933	11,757	11,532	11,402	10,985	10,512	11,995	12,156	12,089	11,899	11,829	11,883	11,828	11,860	11,766	11,737	11,763	11,572	11,592	11,410	11,127	11,418	11,522	11,525	11,446	11,401	11,317	11,304	11,285	11,239	11,207	11,185	11,078	11,034	11,022	10,956	10,913	10,918	10,844	10,848	10,809	10,762	10,753	10,699	10,640	10,518	10,491	10,405	10,316	10,239	10,094	10,092	10,003	9,808	9,545	9,596	9,659	9,761	9,848	9,866	9,930	10,000
Morningstar LSTA Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA Leveraged Loan Index
Account Value	$ 16,664	16,519	16,387	16,137	16,145	16,196	16,179	16,068	15,978	15,847	15,711	15,600	15,502	15,397	15,343	15,200	15,109	14,982	14,847	14,747	14,508	14,333	14,336	14,199	14,035	13,857	13,550	13,575	13,434	13,438	13,361	13,014	12,960	12,807	12,681	12,977	12,784	12,517	12,794	13,130	13,101	13,095	13,163	13,115	13,032	13,052	13,018	12,935	12,873	12,875	12,828	12,754	12,688	12,689	12,615	12,466	12,301	12,033	12,008	11,933	11,757	11,532	11,402	10,985	10,512	11,995	12,156	12,089	11,899	11,829	11,883	11,828	11,860	11,766	11,737	11,763	11,572	11,592	11,410	11,127	11,418	11,522	11,525	11,446	11,401	11,317	11,304	11,285	11,239	11,207	11,185	11,078	11,034	11,022	10,956	10,913	10,918	10,844	10,848	10,809	10,762	10,753	10,699	10,640	10,518	10,491	10,405	10,316	10,239	10,094	10,092	10,003	9,808	9,545	9,596	9,659	9,761	9,848	9,866	9,930	10,000
Morningstar LSTA Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA Leveraged Loan Index
Account Value	$ 16,664	$ 16,519	$ 16,387	$ 16,137	$ 16,145	$ 16,196	$ 16,179	$ 16,068	$ 15,978	$ 15,847	$ 15,711	$ 15,600	$ 15,502	$ 15,397	$ 15,343	$ 15,200	$ 15,109	$ 14,982	$ 14,847	$ 14,747	$ 14,508	$ 14,333	$ 14,336	$ 14,199	$ 14,035	$ 13,857	$ 13,550	$ 13,575	$ 13,434	$ 13,438	$ 13,361	$ 13,014	$ 12,960	$ 12,807	$ 12,681	$ 12,977	$ 12,784	$ 12,517	$ 12,794	$ 13,130	$ 13,101	$ 13,095	$ 13,163	$ 13,115	$ 13,032	$ 13,052	$ 13,018	$ 12,935	$ 12,873	$ 12,875	$ 12,828	$ 12,754	$ 12,688	$ 12,689	$ 12,615	$ 12,466	$ 12,301	$ 12,033	$ 12,008	$ 11,933	$ 11,757	$ 11,532	$ 11,402	$ 10,985	$ 10,512	$ 11,995	$ 12,156	$ 12,089	$ 11,899	$ 11,829	$ 11,883	$ 11,828	$ 11,860	$ 11,766	$ 11,737	$ 11,763	$ 11,572	$ 11,592	$ 11,410	$ 11,127	$ 11,418	$ 11,522	$ 11,525	$ 11,446	$ 11,401	$ 11,317	$ 11,304	$ 11,285	$ 11,239	$ 11,207	$ 11,185	$ 11,078	$ 11,034	$ 11,022	$ 10,956	$ 10,913	$ 10,918	$ 10,844	$ 10,848	$ 10,809	$ 10,762	$ 10,753	$ 10,699	$ 10,640	$ 10,518	$ 10,491	$ 10,405	$ 10,316	$ 10,239	$ 10,094	$ 10,092	$ 10,003	$ 9,808	$ 9,545	$ 9,596	$ 9,659	$ 9,761	$ 9,848	$ 9,866	$ 9,930	$ 10,000